Net Loss Per Common Share - Additional Information (Detail) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	May 23, 2024	Apr. 01, 2024	Mar. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount		3,084,703		3,084,703
Warrants to purchase exercise price per share	$ 82.43		$ 82.43		$ 286.56				$ 121.88
Public Warrants Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	2,950,157		2,950,157		2,950,157	3,319,304
CPIA Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	2,666,667	2,666,667	2,666,667	2,666,667
New Warrants Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	894,754,824		894,754,824		894,754,824	1,028,046,326
Vrm Warrent [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	107,258,512	1,028,046,326	107,258,512	1,028,046,326
Class V Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	125,037,300	124,264,645	125,037,300	124,264,645	124,067,498	125,919,180
Class A [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants issued	8,900,000		8,900,000		8,900,000
Warrants to purchase exercise price per share	$ 287.5		$ 287.5		$ 287.5		$ 0.0001
Class A [Member] | VRM [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants to purchase exercise price per share	$ 0.0001		$ 0.0001
Class A [Member] | VRM [Member] | Subsequent Event [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants issued								62,073,998
Warrants to purchase exercise price per share								$ 0.0001
Warrants expiring term								2 years
Class A [Member] | CPIA Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount					2,666,667	2,666,667